Insurance Receivable and Impairment - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Leases Disclosure [Line Items]
Containers, net book value		$ 4,581,096,000			$ 4,581,096,000		$ 4,125,052,000
Bad debt expense		(83,000)		$ (276,000)	(1,210,000)	$ 1,769,000
Previously Insolvent Customer
Leases Disclosure [Line Items]
Container loss recovery			$ 7,986,000
Insurance receivable associated with this insolvent customer							2,106,000
Previously Insolvent Customer | China, Yuan Renminbi
Leases Disclosure [Line Items]
Bankruptcy settlement amount received in cash	$ 77,000
Bankruptcy settlement amount received in stock value	$ 5,789,000
Insolvent Customer
Leases Disclosure [Line Items]
Insurance receivable associated with this insolvent customer		$ 0			$ 0
Book value of containers that would not be recovered from insolvent customer			1,581,000
Bad debt expense							$ 378,000
Insolvent Customer | Owned Containers
Leases Disclosure [Line Items]
Containers, net book value			10,538,000
Insolvent Customer | Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Asset impairment charges			$ 1,581,000